SUPPLEMENTAL GUARANTOR INFORMATION FOR THE NEW NOTES, Tables (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Current assets
Receivables from related parties	$ 29			$ 10		$ 57
Other current assets	238,564			306,980		106,076
Total current assets	420,708			306,990		106,133
Noncurrent assets
Vessels and equipment, net	641,109			647,519		671,445
Investments in affiliates	233			251		373
Other noncurrent assets	60,155			55,558		52,336
Total noncurrent assets	701,497			703,328		724,154
Total assets	1,122,205			1,010,318		830,287
Current Liabilities
Payable to related parties	1,918			3,761		1,158
Current portion of long-term financial debt	28,704	[1]		49,031		21,504
Other current liabilities	64,038			65,953		51,226
Total current liabilities	276,280			198,745		73,888
Noncurrent Liabilities
Due to affiliates	0			0		0
Long-term financial debt net of current portion	412,941			388,521		491,489
Other noncurrent liabilities	17,085			16,553		14,739
Total noncurrent liabilities	430,026			405,074		506,228
Total liabilities	706,306			603,819		580,116
Equity of Ultrapetrol (Bahamas) Limited	408,564			399,751		244,297
Noncontrolling interest	7,335			6,748		5,874
Total equity	415,899		231,773	406,499		250,171		268,794		288,583
Total liabilities and equity	1,122,205			1,010,318		830,287
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	199,676		144,035	313,169		304,482		230,445
Operating expenses	(180,473)		(144,730)	(338,288)	[2]	(285,098)	[2]	(211,727)	[2]
Operating profit (loss)	19,203		(695)	(25,119)		19,384		18,718
Investments in affiliates	(319)		(666)	(1,175)		(1,073)		(341)
Other (expenses) income	(8,676)		(20,551)	(39,439)		(38,283)		(16,419)
Income (loss) before income taxes	10,208		(21,912)	(65,733)		(19,972)		1,958
Income taxes benefit (expense)	(2,023)		3,140	2,969		1,737		(6,363)
Loss from continuing operations				(62,764)		(18,235)		(4,405)
Loss from discontinued operations				0		0		(515)
Net income (loss)	8,185		(18,772)	(62,764)		(18,235)		(4,920)
Net income attributable to noncontrolling interest	553		445	893		570		451
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	7,632		(19,217)	(63,657)		(18,805)		(5,371)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net income (loss)	8,185		(18,772)	(62,764)		(18,235)		(4,920)
Loss from discontinued operations				0		0		(515)
Adjustments to reconcile net (loss) income to net cash provided by (used in) from operating activities	2,989		15,475	58,829		33,007		25,249
Net cash (used in) provided by operating activities from continuing operations	11,174		(3,297)	(3,935)		14,772		20,844
Net cash (used in) provided by operating activities from discontinued operations				0		(15)		(1,950)
Net cash (used in) provided by operating activities	11,174		(3,297)	(3,935)		14,757		18,894
Intercompany sources	0		0	0		0		0
Non-subsidiary sources	(11,203)		(21,952)	(32,513)		(97,863)		(56,089)
Net cash (used in) investing activities from continuing operations	(11,203)		(21,952)	(32,513)		(97,863)		(56,089)
Cash Provided by (Used in) Investing Activities, Discontinued Operations				0		0		1,950
Net cash (used in) provided by investing activities	(11,203)		(21,952)	(32,513)		(97,863)		(54,139)
Intercompany sources	0		0	0		0		0
Non-subsidiary sources	(90,871)		9,280	224,567		11,632		87,614
Net cash (used in) provided by financing activities	(90,871)		9,280	224,567		11,632		87,614
Net (decrease) increase in cash and cash equivalents	(90,900)		(15,969)	188,119		(71,474)		52,369
Parent [Member]
Current assets
Receivables from related parties	350,450			307,343		297,324
Other current assets	83,581			201,491		3,773
Total current assets	616,146			508,834		301,097
Noncurrent assets
Vessels and equipment, net	0			0		0
Investments in affiliates	168,878			151,447		201,323
Other noncurrent assets	9,031			5,171		6,825
Total noncurrent assets	177,909			156,618		208,148
Total assets	794,055			665,452		509,245
Current Liabilities
Payable to related parties	0			0		0
Current portion of long-term financial debt	0			0		0
Other current liabilities	3,871			5,701		4,948
Total current liabilities	185,491			85,701		4,948
Noncurrent Liabilities
Due to affiliates	0			0		0
Long-term financial debt net of current portion	200,000			180,000		260,000
Other noncurrent liabilities	0			0		0
Total noncurrent liabilities	200,000			180,000		260,000
Total liabilities	385,491			265,701		264,948
Equity of Ultrapetrol (Bahamas) Limited	408,564			399,751		244,297
Noncontrolling interest	0			0		0
Total equity	408,564			399,751		244,297
Total liabilities and equity	794,055			665,452		509,245
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	0		0	0		0		0
Operating expenses	(3,706)		(3,027)	0		(8,490)		(8,332)
Operating profit (loss)	(3,706)		(3,027)	0		(8,490)		(8,332)
Investments in affiliates	16,414		(12,534)	(49,470)		(7,886)		8,153	[3]
Other (expenses) income	(5,076)		(3,656)	(14,187)		(2,429)		(5,192)
Income (loss) before income taxes	7,632		(19,217)	(63,657)		(18,805)		(5,371)
Income taxes benefit (expense)	0		0	0		0		0
Loss from continuing operations				(63,657)		(18,805)		(5,371)
Loss from discontinued operations				0		0		0
Net income (loss)	7,632		(19,217)	(63,657)		(18,805)		(5,371)
Net income attributable to noncontrolling interest	0		0	0		0		0
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	7,632		(19,217)	(63,657)		(18,805)		(5,371)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net income (loss)	8,185		(18,772)	(62,764)		(18,235)		(4,920)
Loss from discontinued operations				0		0		0
Adjustments to reconcile net (loss) income to net cash provided by (used in) from operating activities	(13,318)		13,280	51,532		12,134		(1,601)
Net cash (used in) provided by operating activities from continuing operations	(5,133)		(5,492)	(11,232)		(6,101)		(6,521)
Net cash (used in) provided by operating activities from discontinued operations				0		0		0
Net cash (used in) provided by operating activities				(11,232)		(6,101)		(6,521)
Intercompany sources	(43,107)		2,896	(10,019)		(17,947)		(60,822)
Non-subsidiary sources	0		0	0		0		0
Net cash (used in) investing activities from continuing operations	(43,107)		2,896					(60,822)
Cash Provided by (Used in) Investing Activities, Discontinued Operations								0
Net cash (used in) provided by investing activities				(10,019)		(17,947)		(60,822)
Intercompany sources	0		0	0		0		0
Non-subsidiary sources	(69,497)		0	219,122		(15,000)		75,281
Net cash (used in) provided by financing activities	(69,497)		0	219,122		(15,000)		75,281
Net (decrease) increase in cash and cash equivalents	(117,737)		(2,596)	197,871		(39,048)		7,938
Combined Subsidiary Guarantors [Member]
Current assets
Receivables from related parties	46,448			122,035		97,396
Other current assets	77,020			66,643		62,079
Total current assets	123,468			188,678		159,475
Noncurrent assets
Vessels and equipment, net	269,368			279,653		292,458
Investments in affiliates	0			0		0
Other noncurrent assets	30,828			26,032		14,632
Total noncurrent assets	300,196			305,685		307,090
Total assets	423,664			494,363		466,565
Current Liabilities
Payable to related parties	155,245			224,281		166,005
Current portion of long-term financial debt	6,420			12,064		5,046
Other current liabilities	71,760			51,781		31,878
Total current liabilities	233,425			288,126		202,929
Noncurrent Liabilities
Due to affiliates	9,149			32,937		47,066
Long-term financial debt net of current portion	51,892			55,102		57,166
Other noncurrent liabilities	254			262		218
Total noncurrent liabilities	61,295			88,301		104,450
Total liabilities	294,720			376,427		307,379
Equity of Ultrapetrol (Bahamas) Limited	128,944			117,936		159,186
Noncontrolling interest	0			0		0
Total equity	128,944			117,936		159,186
Total liabilities and equity	423,664			494,363		466,565
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	144,155		91,991	207,429		208,130		154,326
Operating expenses	(130,579)		(100,375)	(234,412)		(185,834)		(137,862)
Operating profit (loss)	13,576		(8,384)	(26,983)		22,296		16,464
Investments in affiliates	0		0	0		0		0
Other (expenses) income	(1,710)		(15,125)	(17,311)		(25,378)		(2,406)
Income (loss) before income taxes	11,866		(23,509)	(44,294)		(3,082)		14,058
Income taxes benefit (expense)	858		(2,155)	3,044		1,060		486
Loss from continuing operations				(41,250)		(2,022)		14,544
Loss from discontinued operations				0		0		0
Net income (loss)	(21,354)		(21,354)	(41,250)		(2,022)		14,544
Net income attributable to noncontrolling interest	0		0	0		0		0
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	11,008		(21,354)	(41,250)		(2,022)		14,544
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net income (loss)	11,008		(21,354)	(41,250)		(2,022)		14,544
Loss from discontinued operations				0		0		0
Adjustments to reconcile net (loss) income to net cash provided by (used in) from operating activities	18,816		48,154	16,695		18,755		31,076
Net cash (used in) provided by operating activities from continuing operations	29,824		26,800	(24,555)		16,733		45,620
Net cash (used in) provided by operating activities from discontinued operations				0		0		0
Net cash (used in) provided by operating activities				(24,555)		16,733		45,620
Intercompany sources	6,551		19,359	43,839		(1,322)		(16,189)
Non-subsidiary sources	(5,647)		(72,184)	(15,507)		(46,828)		(38,088)
Net cash (used in) investing activities from continuing operations	904		(52,825)					(54,277)
Cash Provided by (Used in) Investing Activities, Discontinued Operations								0
Net cash (used in) provided by investing activities				28,332		(48,150)		(54,277)
Intercompany sources	(23,788)		4,209	(17,123)		31,543		1,354
Non-subsidiary sources	(2,851)		8,836	4,747		13,395		(1,568)
Net cash (used in) provided by financing activities	(26,639)		13,045	(12,376)		44,938		(214)
Net (decrease) increase in cash and cash equivalents	4,089		(12,980)	(8,599)		13,521		(8,871)
Combined Subsidiary Non Guarantors [Member]
Current assets
Receivables from related parties	54,628			87,737		90,116
Other current assets	77,963			38,846		40,224
Total current assets	132,591			126,583		130,340
Noncurrent assets
Vessels and equipment, net	372,598			368,753		379,932
Investments in affiliates	233			251		373
Other noncurrent assets	29,445			33,275		56,922
Total noncurrent assets	402,276			402,279		437,227
Total assets	534,867			528,862		567,567
Current Liabilities
Payable to related parties	298,170			272,568		298,909
Current portion of long-term financial debt	22,284			36,967		16,458
Other current liabilities	(11,593)			8,471		14,400
Total current liabilities	308,861			318,006		329,767
Noncurrent Liabilities
Due to affiliates	0			0		0
Long-term financial debt net of current portion	161,049			153,419		174,323
Other noncurrent liabilities	16,831			16,291		14,521
Total noncurrent liabilities	177,880			169,710		188,844
Total liabilities	486,741			487,716		518,611
Equity of Ultrapetrol (Bahamas) Limited	48,126			41,146		48,956
Noncontrolling interest	0			0		0
Total equity	48,126			41,146		48,956
Total liabilities and equity	534,867			528,862		567,567
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	79,014		72,139	140,530		137,274		119,193
Operating expenses	(69,710)		(61,393)	(138,608)		(131,638)		(108,549)
Operating profit (loss)	9,304		10,746	1,922		5,636		10,644
Investments in affiliates	(319)		(666)	(1,175)		(1,073)		(341)
Other (expenses) income	(1,890)		(1,770)	(7,941)		(10,476)		(8,821)
Income (loss) before income taxes	7,095		8,310	(7,194)		(5,913)		1,482
Income taxes benefit (expense)	1,165		(985)	(75)		677		(6,849)
Loss from continuing operations				(7,269)		(5,236)		(5,367)
Loss from discontinued operations				0		0		(515)
Net income (loss)	9,295		9,295	(7,269)		(5,236)		(5,882)
Net income attributable to noncontrolling interest	0		0	0		0		0
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	5,930		9,295	(7,269)		(5,236)		(5,882)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net income (loss)	6,483		9,740	(6,376)		(4,666)		(5,431)
Loss from discontinued operations				0		0		(515)
Adjustments to reconcile net (loss) income to net cash provided by (used in) from operating activities	(20,000)		(34,345)	38,228		8,806		(13,339)
Net cash (used in) provided by operating activities from continuing operations	(13,517)		(24,605)	31,852		4,140		(18,255)
Net cash (used in) provided by operating activities from discontinued operations				0		(15)		(1,950)
Net cash (used in) provided by operating activities				31,852		4,125		(20,205)
Intercompany sources	60,344		(23,064)	(16,697)		(6,774)		0
Non-subsidiary sources	(5,556)		50,232	(17,006)		(51,035)		(18,001)
Net cash (used in) investing activities from continuing operations	54,788		27,168					(18,001)
Cash Provided by (Used in) Investing Activities, Discontinued Operations								1,950
Net cash (used in) provided by investing activities				(33,703)		(57,809)		(16,051)
Intercompany sources	0		(3,400)	0		(5,500)		75,657
Non-subsidiary sources	(18,523)		444	698		13,237		13,901
Net cash (used in) provided by financing activities	(18,523)		(2,956)	698		7,737		89,558
Net (decrease) increase in cash and cash equivalents	22,748		(393)	(1,153)		(45,947)		53,302
Consolidating Adjustments [Member]
Current assets
Receivables from related parties	(451,497)			(517,105)		(484,779)
Other current assets	0			0		0
Total current assets	(451,497)			(517,105)		(484,779)
Noncurrent assets
Vessels and equipment, net	(857)			(887)		(945)
Investments in affiliates	(168,878)			(151,447)		(201,323)
Other noncurrent assets	(9,149)			(8,920)		(26,043)
Total noncurrent assets	(178,884)			(161,254)		(228,311)
Total assets	(630,381)			(678,359)		(713,090)
Current Liabilities
Payable to related parties	(451,497)			(493,088)		(463,756)
Current portion of long-term financial debt	0			0		0
Other current liabilities	0			0		0
Total current liabilities	(451,497)			(493,088)		(463,756)
Noncurrent Liabilities
Due to affiliates	(9,149)			(32,937)		(47,066)
Long-term financial debt net of current portion	0			0		0
Other noncurrent liabilities	0			0		0
Total noncurrent liabilities	(9,149)			(32,937)		(47,066)
Total liabilities	(460,646)			(526,025)		(510,822)
Equity of Ultrapetrol (Bahamas) Limited	(177,070)			(159,082)		(208,142)
Noncontrolling interest	7,335			6,748		5,874
Total equity	(169,735)			(152,334)		(202,268)
Total liabilities and equity	(630,381)			(678,359)		(713,090)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	(23,493)		(20,095)	(34,790)		(40,922)		(43,074)
Operating expenses	23,522		20,065	34,732		40,864		43,016
Operating profit (loss)	29		(30)	(58)		(58)		(58)
Investments in affiliates	(16,414)		12,534	49,470		7,886		(8,153)
Other (expenses) income	0		0	0		0		0
Income (loss) before income taxes	(16,385)		12,504	49,412		7,828		(8,211)
Income taxes benefit (expense)	0		0	0		0		0
Loss from continuing operations				49,412		7,828		(8,211)
Loss from discontinued operations				0		0		0
Net income (loss)	(16,385)		12,504	49,412		7,828		(8,211)
Net income attributable to noncontrolling interest	553		445	893		570		451
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	(16,938)		12,059	48,519		7,258		(8,662)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net income (loss)	(17,491)		11,614	47,626		6,688		(9,113)
Loss from discontinued operations				0		0		0
Adjustments to reconcile net (loss) income to net cash provided by (used in) from operating activities	17,491		(11,614)	(47,626)		(6,688)		9,113
Net cash (used in) provided by operating activities from continuing operations	0		0	0		0		0
Net cash (used in) provided by operating activities from discontinued operations				0		0		0
Net cash (used in) provided by operating activities				0		0		0
Intercompany sources	(23,788)		809	(17,123)		26,043		77,011
Non-subsidiary sources	0		0	0		0		0
Net cash (used in) investing activities from continuing operations	(23,788)		809					77,011
Cash Provided by (Used in) Investing Activities, Discontinued Operations								0
Net cash (used in) provided by investing activities				(17,123)		26,043		77,011
Intercompany sources	23,788		(809)	17,123		(26,043)		(77,011)
Non-subsidiary sources	0		0	0		0		0
Net cash (used in) provided by financing activities	23,788		(809)	17,123		(26,043)		(77,011)
Net (decrease) increase in cash and cash equivalents	$ 0		$ 0	$ 0		$ 0		$ 0

[1]	Excludes the 2014 Senior Notes which were disclosed as current liabilities in the unaudited condensed consolidated balance sheet under the caption "2014 Senior Notes and accrued interest". See Note 3.a).
[2]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[3]	Includes a loss of $515 related to discontinued operations.